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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number       811-21366
                                   __________________________________________

                             The Watchdog Fund Trust
_____________________________________________________________________________
               Exact name of registrant as specified in charter)


                  650 Fifth Avenue 6th Floor New York, NY 10019
_____________________________________________________________________________
                    (Address of principal executive offices)

                                 HOWARD HOROWITZ
                               H TEAM CAPITAL, LLC
                      Chairman and Chief Executive Officer
                                650 Fifth Avenue
                                    6th Floor
                               New York, NY 10019
_____________________________________________________________________________
                     (Name and address of agent for service)


Registrant's telephone number, including area code:    (212) 259-2663
                                                    ________________________

Date of fiscal year end:   September 30
                          ____________________

Date of reporting period:  Stub period from April 15, 2004 - June 30, 2004
                          _________________________________________________

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

          (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f) Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

          (h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          The Watchdog Fund Trust
            _________________________________________________________________

By (Signature and Title)*    /s/ Howard Horowitz
                         ____________________________________________________
                         Howard Horowitz, Chairman and President

Date       August 26, 2004
     ________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.

                             THE WATCHDOG FUND TRUST

                                THE WATCHDOG FUND
                      -------------------------------------

                               PROXY VOTING RECORD
                              4/15/2004 - 6/30/2004


Since NO PROXIES WERE RECEIVED by the Watchdog Fund during the stub period from the Fund's inception on April 15, 2004 through June 30, 2004, there were no proxies for the Fund to vote.